Cash and Cash Equivalents	12 Months Ended
Mar. 31, 2024
TextBlock1 [Abstract]
Cash and Cash Equivalents
(5) Cash a
n
d Cash Equivalents
Cash and cash equivalents as of March 31, 2023 and 2024 consist of the following:

	Yen (millions)
	2023	2024
Cash and deposits	¥2,822,949	¥3,381,610
Cash equivalents	980,065	1,572,955

Total	¥3,803,014	¥4,954,565

Cash equivalents held by Honda mainly consist of money market funds and certificates of deposit.